Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($)		Common stock	Treasury shares		Share premium	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2024		$ 6,327		[1]	$ 85,597,939	$ (7,557,999)	$ (139,487,178)	$ (61,440,911)
Balance (in Shares) at Dec. 31, 2024		63,272,419
Balance (in Shares) at Dec. 31, 2024	[1]
Net loss				[1]			(19,278,511)	(19,278,511)
Repurchase of shares	[1]		$ (195,438)					(195,438)
Repurchase of shares (in Shares)	[1]		65,212
Exercise of incentive shares issued to convertible note holders		$ 60		[1]	1,753,940			1,754,000
Exercise of incentive shares issued to convertible note holders (in Shares)		600,000
Compensation of share-based awards to employees	[2]			[1]	963,478			963,478
Exercise of share-based awards		$ 1,307		[1]	3,765,492			3,766,799
Exercise of share-based awards (in Shares)		13,070,665
Exercise of shares issued to employee		$ 10		[1]	167,920			167,930
Exercise of shares issued to employee (in Shares)		98,724
Conversion of convertible notes into shares		$ 67		[1]	1,099,933			1,100,000
Conversion of convertible notes into shares (in Shares)		666,667
Balance at Jun. 30, 2025		$ 7,771	$ (195,438)	[1]	93,348,702	(7,557,999)	(158,765,689)	(73,162,653)
Balance (in Shares) at Jun. 30, 2025		77,708,475
Balance (in Shares) at Jun. 30, 2025	[1]		65,212
Balance at Dec. 31, 2025		$ 8,604	$ (367,632)	[1]	121,762,359	(7,557,999)	(180,933,216)	(67,087,884)
Balance (in Shares) at Dec. 31, 2025		86,042,726
Balance (in Shares) at Dec. 31, 2025	[1]		132,524
Net loss				[1]			(19,928,085)	(19,928,085)
Repurchase of shares	[1]		$ (287,254)					(287,254)
Repurchase of shares (in Shares)	[1]		163,294
Exercise of incentive shares issued to convertible note holders		$ 50		[1]	884,950			885,000
Exercise of incentive shares issued to convertible note holders (in Shares)		500,000		[1]
Compensation of share-based awards to employees	[2]			[1]	688,269			688,269
Exercise of share-based awards		$ 7		[1]	3,937,645			3,937,652
Exercise of share-based awards (in Shares)		67,180
Exercise of shares issued to employee		$ 2		[1]	30,388			30,390
Exercise of shares issued to employee (in Shares)		17,465		[1]
Conversion of convertible notes into shares		$ 30		[1]	499,970			500,000
Conversion of convertible notes into shares (in Shares)		303,030		[1]
Reclassification of equity-classified conversion feature and fair value adjustment on new convertible notes				[1]	(2,561,000)			(2,561,000)
Balance at Jun. 30, 2026		$ 8,693	$ (654,886)	[1]	$ 125,242,581	$ (7,557,999)	$ (200,861,301)	$ (83,822,912)
Balance (in Shares) at Jun. 30, 2026		86,930,401
Balance (in Shares) at Jun. 30, 2026	[1]		295,818

[1]	Under the share repurchase program, the Group repurchased 163,294 shares during the current period (2025: 65,212). The treasury shares are accounted for at cost.
[2]	Stock-based compensation expense was US$688,269 for the June 30, 2026 (2025: US$963,478). Such expense is included within general and administrative expenses. There were no new stock-based awards granted and no modifications of existing awards during the period. The Group continues to recognize compensation expenses related to previously granted awards over the requisite service periods.